SCHEDULE I (STATEMENT OF OPERATIONS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (44,089,092)	$ (25,246,986)	$ (30,010,529)
Total operating expenses	(64,108,971)	(41,585,258)	(52,449,245)
Loss from operations	(40,532,840)	(30,963,339)	(37,237,256)
Interest expense	(26,443,126)	(27,918,904)	(28,805,652)
Interest income	4,152,540	5,606,718	6,586,276
Other income (expense), net	(15,793,010)	(2,605,310)	8,974,787
Net loss	(80,497,296)	(56,096,366)	(50,609,081)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(365,285)	(1,659,482)	(1,367,729)
Total operating expenses	(365,285)	(1,659,482)	(1,367,729)
Loss from operations	(365,285)	(1,659,482)	(1,367,729)
Interest expense	(4,694)	(8,743)	(67,583)
Interest income	(434)	1,272,607	1,568,461
Equity in losses of subsidiaries	(77,102,507)	(56,215,596)	(50,695,469)
Other income (expense), net	73,826	115,985	(46,761)
Net loss	$ (77,399,094)	$ (56,495,229)	$ (50,609,081)